SUPPLEMENT DATED MAY 13, 2014 TO THE PROSPECTUS DATED APRIL 1, 2014 FOR
BPV LARGE CAP VALUE FUND – INSTITUTIONAL SHARES (the “Fund”)
a series of BPV Family of Funds (the “Trust”)

This supplement must be accompanied by, or read in conjunction with, the current Prospectus for the Fund, dated April 1, 2014. Please keep this supplement for future reference.

•	The second paragraph under the caption “Principal Investment Strategy of the Fund” on page 2 of the Prospectus is replaced with the following:

The Fund seeks to outperform the Russell 1000 Value Index. To do so, the Fund's sub-adviser, AJO, LP (the “Sub-Adviser”, and collectively, with the Adviser, the “Advisers”), uses the Sub-Adviser’s quantitative process to construct a diversified investment portfolio. The underlying process relies on broad categories of attractiveness (e.g., value, management, momentum and sentiment), and considers industry data, fundamental characteristics and various statistical measures of risk, as well as transaction costs.

•	The second and third paragraphs under the caption “Principal Investment Strategy of the Fund” on page 3 of the Prospectus are replaced with the following:

The Fund seeks to outperform the Russell 1000 Value Index. To do so, the Sub-Adviser uses its quantitative process to construct a diversified investment portfolio. In short, the Sub-Adviser’s process relies on broad categories of attractiveness (e.g., value, management, momentum and sentiment) to identify well-managed companies with quality cash profits, relatively low market valuations and positive price and earnings momentum, while considering stock-specific and total portfolio risk. Accordingly, the Sub-Adviser’s analysis considers an issuer’s industry and peer-group information when assessing the value of a security.

Under normal market conditions, the Fund will generally hold a portfolio of 80 or more securities. The Fund seeks to be sector-neutral and well diversified in terms of industry, fundamental characteristics and various statistical measures of risk.

Investors Should Retain This Supplement for Future Reference

SUPPLEMENT DATED MAY 13, 2014 TO THE PROSPECTUS DATED APRIL 1, 2014 FOR
BPV LARGE CAP VALUE FUND – ADVISOR SHARES (the “Fund”)
a series of BPV Family of Funds (the “Trust”)

This supplement must be accompanied by, or read in conjunction with, the current Prospectus for the Fund, dated April 1, 2014. Please keep this supplement for future reference.

•	The second paragraph under the caption “Principal Investment Strategy of the Fund” on page 2 of the Prospectus is replaced with the following:

The Fund seeks to outperform the Russell 1000 Value Index. To do so, the Fund's sub-adviser, AJO, LP (the “Sub-Adviser”, and collectively, with the Adviser, the “Advisers”), uses the Sub-Adviser’s quantitative process to construct a diversified investment portfolio. The underlying process relies on broad categories of attractiveness (e.g., value, management, momentum and sentiment), and considers industry data, fundamental characteristics and various statistical measures of risk, as well as transaction costs.

•	The second and third paragraphs under the caption “Principal Investment Strategy of the Fund” on page 3 of the Prospectus are replaced with the following:

The Fund seeks to outperform the Russell 1000 Value Index. To do so, the Sub-Adviser uses its quantitative process to construct a diversified investment portfolio. In short, the Sub-Adviser’s process relies on broad categories of attractiveness (e.g., value, management, momentum and sentiment) to identify well-managed companies with quality cash profits, relatively low market valuations and positive price and earnings momentum, while considering stock-specific and total portfolio risk. Accordingly, the Sub-Adviser’s analysis considers an issuer’s industry and peer-group information when assessing the value of a security.

Under normal market conditions, the Fund will generally hold a portfolio of 80 or more securities. The Fund seeks to be sector-neutral and well diversified in terms of industry, fundamental characteristics and various statistical measures of risk.

Investors Should Retain This Supplement for Future Reference